Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000015666
Shareholder Report [Line Items]
Fund Name	Rice Hall James Micro Cap Portfolio
Class Name	Institutional Class Shares
Trading Symbol	RHJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Rice Hall James Micro Cap Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rhjfunds.com/how-to-invest/. You can also request this information by contacting us at 1-866-474-5669.
Additional Information Phone Number	1-866-474-5669
Additional Information Website	https://rhjfunds.com/how-to-invest/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Fiscal 2025 was a volatile and unconventional year for stocks.

After a sharp sell-off in the first quarter driven by unexpected tariff proposals, policy uncertainty, and a sudden shift in the artificial intelligence (AI) narrative, equities rebounded forcefully through the summer. For the full period, the S&P 500 Index and Russell 2000 Index still managed to post positive returns (the S&P 500 was up 21.45% and the Russell 2000 finished up 14.41%. Growth again outperformed Value in Large Cap, while Small Caps alternated between deep weakness and bursts of speculative strength. The Fund underperformed with a return of 13.83%.

The early-year decline was catalyzed by two surprises: the release of China-based DeepSeek’s cost-efficient R1 model, which unsettled expectations for AI capital spending, and the launch of a far more aggressive tariff agenda under the administration. The cumulative uncertainty around trade policy, inflation risks, and budget restructuring rattled confidence across businesses and consumers, culminating in a severe market drop during April’s “Liberation Day” tariff announcement.

The subsequent recovery was equally striking. Equity markets surged following a 90-day pause in reciprocal tariffs, followed by meaningful de-escalation between the U.S. and China. Easing inflation pressures, signs of labor-market strain, and a growing recognition within the Federal Reserve that tariff-driven price increases may be temporary all improved expectations for monetary policy. In September, the Federal Reserve delivered its first rate cut since 2023, helping broaden the rebound across more cyclical areas, including Small Caps.

The foundation of the rally remained the extraordinary investment cycle around AI. Despite fears that DeepSeek would reset industry economics, corporate spending proved resilient, with hyperscale operators, well-capitalized start-ups, and sovereign entities increasing commitments. The benefits spread into construction, power generation, and other “picks and shovels” industries, sustaining strong pockets of demand even as broader economic data softened.

As we look ahead, the team is mindful that stock market gains have again outpaced underlying earnings, and that complacency has re-emerged in the hottest corners of the market. We also remain mindful that rising yields, continuing trade frictions, and uncertainties around the durability of AI spending could inject volatility into markets. That said, we believe the fundamental backdrop is more stable than earlier in the year, and the start of a monetary easing cycle should support a broader earnings and economic recovery.

Most importantly, we remain especially constructive on the outlook for Small and Micro Cap stocks. After years of under performance, the combination of improving rate dynamics, attractive relative valuations, and a domestic economic footprint positions the asset class on favorable footing for 2026 and beyond. Our profitability-focused, conservative growth discipline remains central to navigating volatility while capitalizing on compelling long-term opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Micro Cap Portfolio, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Microcap Index (USD)	Russell Microcap Growth Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$10,607	$10,424	$10,154	$9,537
Oct/17	$13,861	$12,924	$13,151	$12,013
Oct/18	$14,670	$13,776	$13,337	$12,143
Oct/19	$14,589	$15,635	$12,901	$11,314
Oct/20	$14,057	$17,221	$13,307	$13,843
Oct/21	$22,626	$24,782	$21,629	$20,170
Oct/22	$19,224	$20,688	$16,807	$13,592
Oct/23	$16,672	$22,422	$14,050	$11,152
Oct/24	$21,305	$30,910	$19,002	$15,949
Oct/25	$24,252	$37,343	$24,175	$21,624

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	13.83%	11.52%	9.26%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell Microcap Index (USD)	27.22%	12.68%	9.23%
Russell Microcap Growth Index (USD) (TR)Footnote Reference*	35.58%	9.33%	8.02%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 17,807,113
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,807,113	66	$-	41%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.0%
Energy	1.3%
Short-Term Investment	1.8%
Financials	4.3%
Consumer Staples	6.6%
Consumer Discretionary	12.7%
Information Technology	17.4%
Health Care	25.6%
Industrials	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Healthcare Services Group	2.5%
iRadimed	2.3%
American Superconductor	2.3%
nLight	2.3%
Newpark Resources	2.2%
Mirum Pharmaceuticals	2.2%
Huron Consulting Group	2.1%
Sterling Infrastructure	2.1%
LeMaitre Vascular	2.1%
ANI Pharmaceuticals	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, at the recommendation of Rice Hall James & Associates, LLC (the “Adviser”), the investment adviser of the Fund, has approved a plan of liquidation providing for the liquidation of the Fund’s assets and the distribution of the net proceeds pro rata to the Fund’s shareholders. In connection therewith, the Fund is closed to investments from new and existing shareholders effective immediately. The Fund is expected to cease operations and liquidate on or about December 29, 2025 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Updated Prospectus Phone Number	1-866-474-5669
Updated Prospectus Web Address	https://rhjfunds.com/how-to-invest/